Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	ADVISORSHARES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 05, 2025
Document Effective Date	dei_DocumentEffectiveDate	Feb. 05, 2025
Prospectus Date	rr_ProspectusDate	Nov. 01, 2024
AdvisorShares Ranger Equity Bear ETF [Member] | AdvisorShares Ranger Equity Bear ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	AdvisorShares Ranger Equity Bear ETF
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following replaces the table under Fund Fees and Expenses in the Prospectus and Summary Prospectus for the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following replaces the Expense table in the Prospectus and Summary Prospectus for the Fund:
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Supplement dated February 5, 2025 to the Summary Prospectus and Prospectus dated November 1, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus for the Fund and should be read in conjunction with those documents.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AdvisorShares Ranger Equity Bear ETF [Member] | AdvisorShares Ranger Equity Bear ETF | AdvisorShares Ranger Equity Bear ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Component1 Other Expenses	rr_Component1OtherExpensesOverAssets	1.86%
Component2 Other Expenses	rr_Component2OtherExpensesOverAssets	0.26%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	2.12%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	3.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 382
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,161
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,958
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,036

[1]	Total Annual Operating Expenses in this fee table may not correlate to the expense ratio in the Fund’s financial highlights because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses, which represent the Fund’s pro rata share of the fees and expenses of exchange-traded funds (including an affiliated ETF) and/or money market funds in which it invested.